Events occurred after the reporting date	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events occurred after the reporting date	Events occurred after the reporting date
26.1    Authorization of the financial statements

The consolidated financial statements of the Company and its subsidiaries, prepared in accordance with IAS for the year ended December 31, 2025 were approved and authorized for issue by the Board of Directors on April 20, 2026.
26.2    Disclosures on events occurring after the reporting date
(a)    On January 22, 2026, the Company announced the placement of US600 million in hybrid bonds in the United States.

(b) On January 27, 2026, the Company notified as an essential event that SQM and Codelco formed a partnership for the mining, productive, commercial, community and environmental development of the Salar de Atacama through the merger by absorption of Codelco’s subsidiary, Minera Tarar SpA, into the Company’s subsidiary, Novo Andino, following the final ruling of the Chilean Supreme Court on the motion for illegality filed by Inversiones TLC against official letter No. 74,987, dated June 18, 2024, issued by the CMF. The consequence was the failure of the resolutory condition to which the merger was subject.

(C) On January 27, 2026, the Company, through its subsidiary Nova Andino Litio SpA, received ThUS$139 as a tax refund for the 2024 tax year.

Management is not aware of any significant events that occurred between December 31, 2025, and the date of issuance of these consolidated financial statements that may significantly affect them.